NATURE OF OPERATIONS	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
NATURE OF OPERATIONS
Note 1 - NATURE OF OPERATIONS

1. NATURE OF OPERATIONS

iCoreConnect, Inc. (the “Company”), a Nevada Corporation, develops and markets secure cloud-based HIPAA compliant software as a service (SaaS) focused on compliance, workflow/productivity, and electronic health records systems. The Company also offers both managed IT (MSP) and managed software as a service (MSaaS) with recurring revenue subscriptions. Our core services technology can be adopted to other vertical markets that require a high degree of secure data communication, such as the legal, financial and education sectors.

Software as a Service (SaaS) Offerings

The Company currently markets secure HIPAA compliant cloud-based software as a service (SaaS) offering under the names of iCoreExchange, iCoreCodeGenius, iCoreSecure, iCoreMD, iCoreDental, iCoreMobile, iCoreHuddle, iCoreRx, iCorePDMP, iCoreEPCS, and iCorePay. The Company’s software is sold under annual recurring revenue subscriptions.

iCoreExchange – iCoreExchange offers hospitals, physician practices, dental practices, and other healthcare professionals the extensive functionality needed to securely transfer patient health information to anyone, anywhere and at any time.

iCoreExchange provides a secure, HIPAA compliant email solution using the Direct Protocol that allows doctors to send and receive secure email with attachments to and from other healthcare professionals in the network. iCoreExchange also provides a secure email mechanism to communicate with users outside the exchange e.g., patients and referrals. Users have the ability to build a community, access other communities and increase referrals and collaboration. Users can email standard office documents, JPEG, PDF as well as files with discrete data, Consolidated Clinical Document Architecture (“CCDA”), which can then be imported and accessed on most Electronic Health Record (EHR) and Practice Management systems in a HIPAA compliant manner.

The Health Insurance Portability and Accountability Act of 1996 (HIPAA) requires providers and healthcare professionals to transmit encrypted personal health information via electronic means.

iCoreCodeGenius – is Coding Software that provides the coding standards for the 10th revision of the International Statistical Classification of Diseases and Related Health Problems (ICD), a medical classification list published by the World Health Organization (WHO). It contains codes for diseases, signs and symptoms, abnormal findings, complaints, social circumstances, and external causes of injury and diseases.

Users can document any medical condition in 60 seconds or less. It includes a full ICD-10 code lookup and guidance, automatic prompting of comorbidities and Hierarchical Condition Category’s (HCC) appropriate reimbursement with a high degree of accuracy, and the ability to reduce or eliminate queries and denials.

iCoreSecure –We used our expertise and development capabilities from our HIPAA compliant iCoreExchange and developed iCoreSecure, an encrypted email solution for anyone that needs encrypted email to protect personal and financial data. iCoreSecure solves privacy concerns in the insurance, real estate, financial, and many other industry sectors that have a need for secure encrypted email.

iCoreMD and iCoreDental -- iCoreMD and iCoreDental are complete EHR/Practice Management software platforms created for the medical and dental communities in response to feedback from doctors and dentists telling us they wanted a cloud-based software that was more flexible than the current medical and dental platforms in the marketplace. The software includes patient demographics, scheduling, billing, electronic medical records, electronic claims, e-prescriptions, labs, merchant services, and patient reminders along with a complete suite of standard reporting capabilities and data analytics to help run a medical or dental practice.

Our cloud-based software was certified in November 2015 by the Office of the National Coordinator for Health Information Technology (ONC), certificate number 150120r0.

iCoreMobile -- iCoreMobile is our third complete EHR software platform, was designed and built specifically for mobile medical and dental care centers. In addition to the features included in iCoreMD and iCoreDental, iCoreMobile also includes workflow optimizations and process enhancements to cater to providers in mobile settings. The software utilizes fully customizable patient intake forms to improve workflow. The software ensures that once a patient’s C-CDA import has been accepted, it is immediately available on all mobile workstations. The enhanced reporting system and metrics provides the main office with extensive data analytics of the mobile unit. The customizable nature of the reporting system allows mobile operators to compare the efficiency of their units.

iCoreHuddle – iCoreHuddle is a powerful analytical tool to instantly reveal the revenue potential of each patient. The service connects to most popular practice management and EHR systems to optimize revenue realization. It provides the practice with a dashboard containing various metrics, analytics, and Key Performance Indicators (“KPIs”). iCoreHuddle provides a daily view of patient schedules, including their outstanding balances, uncompleted treatment plans, recall information, procedure information, and the amount of remaining insurance benefits. The software also provides one-click access to each patient’s insurance eligibility, including a detailed benefits and deductibles report. This tool aims to increase the workflow efficiency of the dentist’s practice by reducing the number of required lookups and clicks for each patient.

iCoreRx – iCoreRx is a HIPAA compliant electronic ePrescription software that integrates with popular practice management and EHR systems. It saves time by selecting exact medications at available doses with built-in support from a drug directory and provides full support for EPCS (electronic prescribed controlled substances). It protects both the patient and provider by viewing the patient’s complete medication history. It also speeds up the process by allowing the doctor to create a “favorites” list for commonly used medication sets. iCorePDMP is an add-on for iCoreRx that seamlessly integrates with state databases to automate prescription drug monitoring. Providers in many states are required to check the patient’s Prescription Drug Monitoring Program (PDMP / PMP) history before prescribing controlled substances. This service provides a one-click real-time access to the state databases without the need to manually enter data and provides access to PDMP data, including a patient’s health history. This tool also generates patient risk scores and an interactive visualization of usage patterns to help the prescriber identify potential risk factors. The prescriber can then use this report to make decisions on objective insight into potential drug misuse or abuse which will ultimately lead to improved patient safety and better patient outcomes.

IT Managed Services - The trend in IT Services companies for over a decade has been to model towards “Managed Service Provider (MSP)” and Managed Software as a Services (MSaaS) models with monthly recurring revenue (MRR).

The MSP approach, by using preventative measures, keeps computers and networks up and running while data is accessible and safeguarded. Installation of critical patches and updates to virus protection are automated. Systems are monitored and backed up in real-time. They are fixed or upgraded before they cause a service disruption. A Unified Threat Management solution is deployed to protect against virus, malware, SPAM, phishing and ransomware attacks. All support is delivered at a predictable monthly cost.

Going forward, by leveraging managed services with our expertise in cloud computing, our customers can easily scale their business without extensive capital investment or disruption in services.

The Company is competitively positioned to address the growing need for managed services:

•	Our current and future customers need managed IT services, along with cloud computing, storage and HIPAA compliant backup and encryption.
•	Managed service providers that can support the migration to cloud computing are in high demand.
•	The decision makers for our current technology and those for managed services are, in many cases, the same person or group of people.
•	Our management team has decades of experience operating successful IT companies.
•	The MSP revenue model matches our SaaS, MSaaS and MRR models.

1. NATURE OF OPERATIONS

iCoreConnect, Inc., (the “Company”), a Nevada Corporation, builds secure cloud-based HIPAA compliant communications systems, productivity and technology framework software focused on healthcare, although the core technology can be adopted to other vertical markets that require a high degree of secure data communication, such as the legal, financial and education fields.